Fair Value of Financial Instruments - Summary of valuation techniques (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ (3,784,046)	$ (4,140,732)	[1]	$ (3,890,436)
Value in use using a discounted cash flow valuation | Level 2 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ (23,904)	$ (197,100)

[1]	See Note 2i for further details.